FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14.FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

In accordance with ASC 820, the Company measures or discloses held-to-maturity time deposit and receivable for bitcoin collateral with readily determinable fair value as of December 31, 2024 and as off June 30, 2025 on a recurring basis. The fair value of time deposits is determined based on the prevailing interest rates in the market.

The Company did not transfer any assets in or out of level 3 during the six months ended June 30, 2024 and 2025.

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2024:

	As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Short-term investment	—	40,074,501	—	40,074,501
Receivable for bitcoin collateral	—	84,838,573	—	84,838,573

14.FAIR VALUE MEASUREMENTS – CONTINUED

The following table summarizes the Company’s financial assets and financial liabilities measured or disclosed at fair value on recurring basis as of June 30, 2025:

As of June 30, 2025
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Receivable for bitcoin collateral	—	418,282,382	—	418,282,382